American Century Quantitative Equity Funds

PROSPECTUS SUPPLEMENT
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GLOBAL NATURAL RESOURCES

Supplement dated September 22, 2003 * Prospectus dated May 1, 2003
                                      (Investor Class and Advisor Class)

Effective September 22, 2003, Global Natural Resources will be closed to all investments. The Board of Directors has approved management's plan to liquidate the fund on October 24, 2003.

SH-SPL-35919   0309